Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Net revenue from services	$ 258,877	$ 235,515	$ 115,017
Expenses by nature [abstract]
Personnel expenses	(69,779)	(47,604)	(27,229)
Carried interest allocation	(10,171)	(30,204)	0
Deferred consideration	(24,444)	(2,037)	0
Amortization of intangible assets	(17,379)	(6,973)	(6,007)
General and administrative expenses	(31,150)	(14,332)	(14,573)
Share of equity-accounted earnings	(2,351)	0	0
Other income/(expenses)	(9,265)	(12,506)	(2,040)
Net financial income/(expense)	8,115	(287)	(192)
Net income before income tax	102,453	121,572	64,976
Income tax	(8,349)	(381)	(3,136)
Net income for the year	94,104	121,191	61,840
Attributable to:
Owners of the Company	92,957	122,476	62,209
Non-controlling interests	$ 1,147	$ (1,285)	$ (369)
Basic earnings per thousand shares (USD per share)	$ 0.63141	$ 0.90066	$ 0.53170
Diluted earnings per thousand shares (USD per share)	$ 0.63139	$ 0.90066	$ 0.53170